Cash, Cash Equivalents and Restricted Cash (Details) $ in Thousands, € in Millions	12 Months Ended
	Dec. 31, 2023 USD ($)	Dec. 31, 2023 EUR (€)	Dec. 31, 2022 USD ($)	Dec. 31, 2021 USD ($)	Dec. 31, 2020 USD ($)
Cash, Cash Equivalents and Restricted Cash
Cash and cash equivalents	$ 271,809		$ 267,668	$ 129,410
Restricted cash, current				346
Total	271,809		$ 267,668	$ 129,756	$ 65,663
Debt repayments related to Eurobank	$ 30,000	€ 30